AQUILA TAX-FREE FUND FOR UTAH

SCHEDULE OF INVESTMENTS

June 30, 2022

(unaudited)

Amount	General Obligation Bonds (11.4%)	Ratings Moody's, S&P and Fitch	Value	(a)

	City and County (3.5%)

	Brownsville, Texas Combination Tax
$ 500,000	5.000%, 02/15/26 Series 2022	Aa3/AA/NR	$ 544,560

	Carson City, Nevada
1,000,000	5.000%, 05/01/28	Aa3/AA/NR	1,068,620

	City of West Fargo, Cass County, North Dakota Refunding Improvement Bonds
350,000	2.000%, 05/01/27 Series 2020A	Aa3/NR/NR	338,685
1,265,000	3.000%, 05/01/31 Series 2021A	Aa3/NR/NR	1,245,456

	Clark County, Nevada, Refunding
1,000,000	4.000%, 06/01/37 Series 2019	Aa1/AA+/NR	1,010,420
1,000,000	3.000%, 06/01/38 Series 2019	Aa1/AA+/NR	856,440

	Corsicana, Texas Combination Tax COP
410,000	4.000%, 02/15/29 Series 2022	NR/AA-/NR	439,889

	Houston, Texas Public Improvement
1,000,000	5.000%, 03/01/35 Series A	Aa3/AA/NR	1,066,270

	Kaufman County, Texas Limited Tax
525,000	4.000%, 02/15/33 Series 2021A	NR/AA-/AA	550,111

	Mission, Texas Combination Tax & Revenue Certificates of Obligation
500,000	4.000%, 02/15/32 Series 2021 BAMI Insured	NR/AA/NR	528,755

	North Las Vegas, Nevada Limited Tax
1,000,000	5.000%, 06/01/31 Series 2018 AGMC Insured	A1/AA/NR	1,119,560

	Port of Olympia, Washington Limited Tax
1,385,000	5.000%, 12/01/31 AMT Series B	Aa2/NR/NR	1,551,117

	Reno, Nevada Capital Improvement Refunding
1,000,000	5.000%, 06/01/28	A1/AA-/NR	1,026,870

	Rio Grande City, Texas Combination Tax Certificates of Obligation
855,000	4.000%, 02/15/33 Series 2020 AGMC Insured	NR/AA/NR	885,267

	Washoe County, Nevada Limited Tax
1,500,000	4.000%, 07/01/32 Series 2021	Aa2/AA/NR	1,611,345

	Total City and County		13,843,365

	Healthcare (0.3%)

	King County, Washington Public Hospital District No. 001, Refunding, Valley Medical Center
$ 1,000,000	5.000%, 12/01/28	A2/NR/NR	$ 1,125,910

	Public Schools (6.1%)

	Alvin, Texas Independent School District
1,000,000	4.000%, 02/15/34 PSF Guaranteed	Aaa/NR/AAA	1,047,270

	Bushland, Texas Independent School District Unlimited Tax
900,000	5.000%, 02/15/29 Series 2022	NR/AAA/NR	1,029,546

	Canyons School District Utah (School Board Guaranty Program)
2,080,000	4.000%, 06/15/31 Series 2021B	Aaa/NR/AAA	2,277,558
1,000,000	5.000%, 06/15/31 Series 2022	Aaa/NR/AAA	1,173,640

	Clark County, Nevada School District Limited Tax
180,000	5.000%, 06/15/29 Series B	A1/A+/NR	202,975
1,000,000	5.000%, 06/15/35 Series B	A1/A+/NR	1,101,210
1,500,000	3.000%, 06/15/37 Series B AGMC Insured	A1/AA/NR	1,314,495
1,645,000	5.000%, 06/15/28 Series D	A1/A+/NR	1,776,551
2,000,000	4.000%, 06/15/30 Series D	A1/A+/NR	2,073,460

	Deuel, South Dakota School District 19-4 Limited Tax COP
1,375,000	2.000%, 08/01/29 Series 2022	NR/AA+/NR	1,288,980

	Grant County, Washington School District No. 161 Moses Lake (School Board Guaranty Program)
1,000,000	4.000%, 12/01/35	Aaa/NR/NR	1,049,670

	Lewis County, Washington School District No. 302 Chehalis (School Board Guaranty Program)
1,000,000	5.000%, 12/01/34	Aaa/NR/NR	1,063,890

	Lewis & Thurston Counties, Washington School District No. 401 Centalia (School Board Guaranty Program)
1,230,000	5.000%, 12/01/35	Aaa/NR/NR	1,339,741

	Minnehaha County, South Dakota COP Limited Tax
900,000	3.000%, 12/01/29 Series 2022A	Aa1/NR/NR	913,959

	Port Arthur, Texas Independent School District Unlimited Tax
1,000,000	4.000%, 02/15/35 Series 2021 AGMC Insured	NR/AA/A+	1,038,580

	Washington County, Utah School District (School Board Guaranty Program)
2,880,000	5.000%, 03/01/30 Series B	Aaa/NR/AAA	3,191,731

	Washoe County, Nevada School District Limited Tax Improvement
1,000,000	4.000%, 10/01/34 Series 2020A	Aa3/AA/NR	1,054,710

	Weatherford, Texas Independent School District Unlimited Tax Refunding
365,000	zero coupon, 02/15/23 Series 2019 PSF Guaranteed	Aaa/NR/NR	360,952
530,000	zero coupon, 02/15/28 Series 2019 PSF Guaranteed	Aaa/NR/NR	445,921

	Total Public Schools		23,744,839

	State (1.1%)

	Texas State Transportation Commission Mobility Fund
$ 1,000,000	5.000%, 10/01/31 Series 2015A	Aaa/AAA/AAA	$ 1,072,880

	Texas State Water Financial Assistance
1,000,000	5.000%, 08/01/30 Series E	Aaa/AAA/AAA	1,071,690

	Utah State
1,000,000	5.000%, 07/01/28	Aaa/AAA/AAA	1,123,720
1,000,000	5.000%, 07/01/29	Aaa/AAA/AAA	1,120,720

	Total State		4,389,010

	Water and Sewer (0.4%)

	Central Utah Water Conservancy District Limited Tax
700,000	5.000%, 04/01/34 Series 2022A	NR/AA+/AA+	831,530

	Henderson, Nevada Limited Tax Utility System
1,000,000	3.000%, 06/01/37 Series 2020A-1	Aa2/AA+/NR	903,210

	Total Water and Sewer		1,734,740

	Total General Obligation Bonds		44,837,864

	Revenue Bonds (81.6%)

	Airport (6.8%)

	Brownsville, Texas Combination Tax and Airport, Certificates of Obligation
500,000	5.000%, 02/15/28 AMT Series 2018	Aa3/AA/NR	541,160

	Broward County, Florida Port Facilities
1,000,000	4.000%, 09/01/38 AMT Series B	A1/A/NR	1,004,250

	Greater Orlando, Florida Aviation Authority Airport Facilities
675,000	5.000%, 10/01/31 AMT Series 2022A	Aa3/AA-/AA-	756,628

	Hillsborough County, Florida Aviation Authority Airport, Tampa International Airport
1,500,000	5.000%, 10/01/28 AMT Series 2022A	Aa3/NR/AA-	1,663,035

	Houston, Texas Airport System Subordinate Lien Refunding
1,000,000	5.000%, 07/01/29 AMT Series C	A1/NR/A	1,089,020

	Metropolitan Washington District of Columbia Airport Authority System, Revenue Refunding
1,000,000	5.000%, 10/01/36 AMT Series A	Aa3/AA-/AA-	1,071,890

	Salt Lake City, Utah Airport Revenue, Salt Lake City International Airport
$ 1,000,000	5.000%, 07/01/26 AMT Series A	A2/A/NR	$ 1,077,460
3,750,000	5.000%, 07/01/27 AMT Series A	A2/A/NR	4,092,075
1,000,000	5.000%, 07/01/27 AMT Series A	A2/A/NR	1,091,220
1,000,000	5.000%, 07/01/28 AMT Series A	A2/A/NR	1,100,280
1,000,000	5.000%, 07/01/29 AMT Series A	A2/A/NR	1,092,420
3,100,000	5.000%, 07/01/30 AMT Series A	A2/A/NR	3,322,053
500,000	5.000%, 07/01/31 AMT Series A	A2/A/NR	555,565
140,000	5.000%, 07/01/32 AMT Series A	A2/A/NR	154,377
410,000	5.000%, 07/01/34 AMT Series A	A2/A/NR	431,439
1,000,000	5.000%, 07/01/47 AMT Series A	A2/A/NR	1,031,640
1,240,000	5.000%, 07/01/30 Series B	A2/A/NR	1,349,566
850,000	5.000%, 07/01/31 Series B	A2/A/NR	920,219
500,000	5.000%, 07/01/31 Series B	A2/A/NR	548,830
1,525,000	5.000%, 07/01/37 Series B	A2/A/NR	1,612,672

	Williston City, North Dakota Airport Revenue Infrastructure Sales Tax
2,365,000	4.000%, 11/01/28	NR/A+/NR	2,406,482

	Total Airport		26,912,281

	Charter Schools (9.7%)

	Utah State Charter School Finance Authority Entheos Academy (School Board Guaranty Program)
1,375,000	4.000%, 10/15/30 Series 2020A	Aa2/NR/NR	1,449,676

	Utah State Charter School Finance Authority George Washington Academy
1,500,000	5.000%, 04/15/35 Series 2015	NR/AA/NR	1,552,815

	Utah State Charter School Finance Authority Good Foundations Academy
345,000	4.750%, 11/15/24 Series A 144A	NR/NR/NR*	345,017
1,655,000	5.550%, 11/15/34 Series A 144A	NR/NR/NR*	1,655,778
3,280,000	5.850%, 11/15/44 Series A 144A	NR/NR/NR*	3,281,312

	Utah State Charter School Finance Authority Hawthorn Academy Project
2,165,000	5.000%, 10/15/29 Series 2014	NR/AA/NR	2,271,583

	Utah State Charter School Finance Authority Lakeview Academy
1,300,000	5.000%, 10/15/35 Series 2015	NR/AA/NR	1,372,176

	Utah State Charter School Finance Authority Legacy Preparatory Academy
300,000	4.000%, 04/15/24	NR/AA/NR	307,665
1,710,000	5.000%, 04/15/29	NR/AA/NR	1,794,560
1,000,000	4.000%, 04/15/32 Series 2022	NR/AA/NR	1,015,590
1,000,000	4.000%, 04/15/37 Series 2022	NR/AA/NR	1,009,930

	Utah State Charter School Finance Authority Monticello Academy (School Board Guaranty Program)
$ 1,000,000	5.000%, 04/15/37 Series 2014	NR/AA/NR	$ 1,033,810

	Utah State Charter School Finance Authority Ogden Preparatory Academy (School Board Guaranty Program)
475,000	4.000%, 10/15/22	NR/AA/NR	478,244
505,000	4.000%, 10/15/23	NR/AA/NR	507,793
525,000	4.000%, 10/15/24	NR/AA/NR	527,688

	Utah State Charter School Finance Authority Providence Hall
1,000,000	4.000%, 10/15/46 Series 2021A	Aa2/NR/NR	949,910

	Utah State Charter School Finance Authority Quest Academy
500,000	5.000%, 04/15/37	NR/AA/NR	530,195

	Utah State Charter School Finance Authority Salt Lake Arts Academy (School Board Guaranty Program)
1,000,000	3.000%, 04/15/40 Series 2020A	NR/AA/NR	853,090

	Utah State Charter School Finance Authority Spectrum Academy
625,000	4.000%, 04/15/33 Series 2020	Aa2/NR/NR	635,713
655,000	4.000%, 04/15/34 Series 2020	Aa2/NR/NR	657,961

	Utah State Charter School Finance Authority Utah Charter Academies
500,000	5.000%, 10/15/25 Series 2018	NR/AA/NR	535,810
500,000	5.000%, 10/15/27 Series 2018	NR/AA/NR	549,780
475,000	5.000%, 10/15/28 Series 2018	NR/AA/NR	520,828

	Utah State Charter School Finance Authority Venture Academy
420,000	4.000%, 10/15/24	NR/AA/NR	427,342
855,000	5.000%, 10/15/29	NR/AA/NR	897,092
1,095,000	5.000%, 10/15/34	NR/AA/NR	1,142,731
1,095,000	5.000%, 10/15/38	NR/AA/NR	1,140,026

	Utah State Charter School Finance Authority Vista School
1,080,000	4.000%, 10/15/35	Aa2/NR/NR	1,120,381

	Utah State Charter School Finance Authority Voyage Academy
820,000	5.000%, 03/15/27 144A	NR/NR/NR*	820,336
2,440,000	5.500%, 03/15/37 144A	NR/NR/NR*	2,440,830
4,785,000	5.600%, 03/15/47 144A	NR/NR/NR*	4,786,148

	Utah State Charter School Finance Authority Wasatch Peak Academy Project (School Board Guaranty Program)
740,000	5.000%, 10/15/29	NR/AA/NR	754,852
700,000	5.000%, 10/15/36	NR/AA/NR	712,411

	Total Charter Schools		38,079,073

	Electric (5.0%)

	Consolidated Wyoming Municipalities Electric Facilities Improvement Lease, Gillette
$ 1,000,000	5.000%, 06/01/31	A1/AA-/NR	$ 1,045,290

	Florida State Municipal Power Agency All Requirements Power Supply Project
500,000	3.000%, 10/01/33 Series 2021A	A2/NR/AA-	471,235

	Heber Light & Power Co., Utah Electric Revenue Refunding
500,000	4.000%, 12/15/36 Series 2019 AGMC Insured	A1/AA/AA-	520,965
645,000	4.000%, 12/15/38 Series 2019 AGMC Insured	A1/AA/AA-	654,101

	Intermountain Power Agency, Utah Power Supply Revenue
250,000	5.000%, 07/01/30	Aa3/NR/AA-	288,628
375,000	5.000%, 07/01/33	Aa3/NR/AA-	430,373
375,000	5.000%, 07/01/35	Aa3/NR/AA-	428,359

	Lehi, Utah Electric Utility Revenue
520,000	5.000%, 06/01/29	NR/A+/NR	583,965
850,000	5.000%, 06/01/31	NR/A+/NR	946,730

	Lower Colorado River Authority, Texas Revenue Refunding
1,000,000	5.000%, 05/15/36 Series 2020	NR/A/AA-	1,102,250

	Lower Colorado River Authority, Texas Transmission Contract Revenue
1,000,000	5.000%, 05/15/30	NR/A/A+	1,058,220

	San Antonio, Texas Electric & Gas Revenue System
1,250,000	4.000%, 02/01/33	Aa2/AA-/AA-	1,287,238

	Southeast Alaska Power Agency Electric Refunding & Improvement
1,170,000	5.250%, 06/01/30	NR/A/NR	1,244,623

	St. George, Utah Electric Revenue
1,620,000	4.000%, 06/01/32 AGMC Insured	A1/AA/NR	1,679,551

	Utah Associated Municipal Power System Revenue, Horse Butte Wind Project
750,000	5.000%, 09/01/24 Series A	NR/A-/AA-	794,655
445,000	5.000%, 09/01/25 Series A	NR/A-/AA-	480,831
375,000	5.000%, 09/01/30 Series 2017B	NR/A-/AA-	413,993

	Utah Associated Municipal Power System Revenue, Veyo Heat Recovery Project
795,000	5.000%, 03/01/30	NR/A/AA-	841,857
905,000	5.000%, 03/01/32	NR/A/AA-	955,481
745,000	5.000%, 03/01/34	NR/A/AA-	785,774

	Utah State Municipal Power Agency Power Supply System Revenue
330,000	5.000%, 07/01/23	NR/A+/AA-	340,398
3,000,000	5.000%, 07/01/38 Series B	NR/A+/AA-	3,228,840

	Total Electric		19,583,357

	Healthcare (0.6%)

	Hale Center, Texas Educational Facilities Corporation, Wayland Baptist University
$ 700,000	5.000%, 03/01/29 Series 2022	NR/BBB+/NR	$ 741,853

	Harris County, Texas Health Facilities Development Corp., Christus Health
540,000	4.750%, 07/01/30 AGMC Insured	A1/AA/NR	540,400

	Miami-Dade County, Florida Public Facilities, Jackson Health System
1,000,000	5.000%, 06/01/29 Series A	Aa3/A+/AA-	1,061,530

	Total Healthcare		2,343,783

	Higher Education (8.6%)

	Salt Lake County, Utah Westminster College Project
790,000	5.000%, 10/01/22	NR/BBB/NR	795,917
1,970,000	5.000%, 10/01/25	NR/BBB/NR	2,066,530
955,000	5.000%, 10/01/28	NR/BBB/NR	996,332
1,845,000	5.000%, 10/01/29	NR/BBB/NR	1,942,693
1,005,000	5.000%, 10/01/29	NR/BBB/NR	1,045,873
1,055,000	5.000%, 10/01/30	NR/BBB/NR	1,094,162

	South Dakota Board of Regents, Housing & Auxiliary Facilities System
500,000	5.000%, 04/01/28	A1/NR/NR	547,895

	University of South Florida Financing Corp., Florida COP Refunding Master Lease Program
1,000,000	5.000%, 07/01/31 Series A	A1/A+/NR	1,054,850

	Utah State Board of Higher Education, University of Utah Green Bond
1,000,000	5.000%, 08/01/39 Series 2022B†††	Aa1/AA+/NR	1,157,770

	Utah State Board of Regents, Dixie State University
1,800,000	5.000%, 06/01/30 AGMC Insured	NR/AA/NR	1,921,248
660,000	5.000%, 06/01/35 Series B AGMC Insured	NR/AA/NR	718,331
690,000	5.000%, 06/01/36 Series B AGMC Insured	NR/AA/NR	750,154
1,375,000	3.000%, 06/01/36 Series 2019	NR/AA/NR	1,232,055

	Utah State Board of Regents Lease Revenue
120,000	4.650%, 05/01/23 AMBAC Insured	NR/AA/NR	120,252

	Utah State Board of Regents, Student Building Fee, Salt Lake Community College
1,295,000	5.000%, 03/01/26 Series 2018	NR/AA/NR	1,388,201
1,000,000	5.000%, 03/01/27 Series 2018	NR/AA/NR	1,070,090

	Utah State Board of Regents, Student Facilities System Revenue, Weber State University
$ 750,000	5.000%, 04/01/29 AGMC Insured	NR/AA/NR	$ 837,705
200,000	5.000%, 04/01/30 AGMC Insured	NR/AA/NR	225,172
1,000,000	3.000%, 04/01/35 Series 2021 BAMAC Insured	NR/AA/NR	910,310

	Utah State Board of Regents, University of Utah
500,000	5.000%, 08/01/29 Series A	Aa1/AA+/NR	557,055
480,000	5.000%, 08/01/33 Series A	Aa1/AA+/NR	512,064
600,000	5.000%, 08/01/35 Series A	Aa1/AA+/NR	638,076
500,000	4.000%, 08/01/36 Series A	Aa1/AA+/NR	504,365
650,000	4.000%, 08/01/37 Series A	Aa1/AA+/NR	658,931
650,000	4.000%, 08/01/37 Series A-1	Aa1/AA+/NR	660,017
1,000,000	5.000%, 08/01/35 Series B-1	Aa1/AA+/NR	1,081,500
1,500,000	5.000%, 08/01/36 Series B-1	Aa1/AA+/NR	1,621,050

	Utah State Board of Regents, Utah State University
1,105,000	4.000%, 12/01/30 Series B	NR/AA/NR	1,138,879
2,055,000	3.000%, 12/01/36 Series B	NR/AA/NR	1,817,771

	Washington State Higher Education Facilities Authority Revenue, Whitman College Project
2,070,000	5.000%, 01/01/32	Aa3/NR/NR	2,221,524

	Western Washington University, Washington Student Recreation Fee Revenue Refunding Green Bond
1,130,000	4.000%, 05/01/32 BAMI Insured	A2/AA/NR	1,177,483
1,180,000	4.000%, 05/01/33 BAMI Insured	A2/AA/NR	1,219,152

	Total Higher Education		33,683,407

	Housing (2.6%)

	King County, Washington Housing Authority Pooled Refunding
2,060,000	4.000%, 11/01/34 Series 2019	NR/AA/NR	2,132,903
910,000	4.000%, 11/01/36 Series 2019	NR/AAA/NR	944,826
500,000	4.000%, 06/01/35 Series 2020	NR/AA/NR	501,130

	North Dakota Housing Finance Agency, Home Mortgage Finance Program
400,000	3.000%, 07/01/27 Series A	Aa1/NR/NR	401,124
775,000	3.000%, 01/01/30 Series 2022A	Aa1/NR/NR	750,580

	South Dakota Housing Development Authority Homeownership Mortgage
250,000	1.000%, 05/01/26 Series 2020C	Aaa/AAA/NR	235,445
500,000	1.350%, 05/01/28 Series 2020C	Aaa/AAA/NR	456,830
500,000	1.400%, 11/01/28 Series 2020C	Aaa/AAA/NR	453,455

	Utah Housing Corporation Single Family Mortgage
5,000	4.950%, 01/01/32 Series A Class II	Aa2/AA+/AA	5,004
20,000	4.500%, 01/01/24 Series A Class III	Aa3/AA/AA	20,015
740,000	4.600%, 07/01/34 Series B-1 Class I	Aaa/AAA/AAA	740,407
25,000	4.625%, 07/01/32 Series B-1 Class II	Aa2/AA+/AA	25,018
10,000	4.500%, 07/01/23 Series C	Aa3/AA/AA	10,010
1,970,000	3.850%, 01/01/31 AMT Series D Class III FHA Insured	Aa3/AA-/AA	1,985,386
490,000	4.000%, 01/01/36 Series D FHA Insured	Aa3/AA-/AA	496,311

	Vancouver, Washington Housing Authority, Anthem Park and Columbia House Projects
$ 500,000	4.000%, 06/01/35 Series 2020	NR/AA/NR	$ 499,185
500,000	3.000%, 06/01/38 Series 2020	NR/AA/NR	435,625

	Total Housing		10,093,254

	Local Public Property (17.0%)

	Alaska State Municipal Bond Bank
540,000	5.000%, 02/01/30 AMT	NR/A+/A	593,897
565,000	5.000%, 02/01/31 AMT	NR/A+/A	619,042
590,000	5.000%, 02/01/32 AMT	NR/A+/A	644,516
770,000	4.000%, 12/01/33	A1/A+/NR	808,184

	Bluffdale, Utah Local Building Authority Lease Revenue
1,215,000	4.000%, 03/01/35	A1/NR/NR	1,232,435

	Brigham, Utah Special Assessment Voluntary Assessment Area
220,000	5.250%, 08/01/23	A1/NR/NR	220,546

	Broward County, Florida Convention Center Hotel First Tier
2,000,000	5.000%, 01/01/32 Series 2022	Aa1/AAA/AA+	2,304,540

	City of Cape Coral, Florida Special Obligation Refunding Revenue
1,000,000	5.000%, 10/01/37 Series 2017	Aa3/AA/NR	1,101,010

	CIVICVentures, Alaska Revenue Refunding, Anchorage Convention Center
1,000,000	5.000%, 09/01/28	NR/A+/AA-	1,033,900
1,000,000	5.000%, 09/01/29	NR/A+/AA-	1,030,900
1,000,000	5.000%, 09/01/30	NR/A+/AA-	1,028,200

	Downtown Redevelopment Authority, Texas Tax Increment Contract Revenue
1,000,000	5.000%, 09/01/30 BAMI Insured	NR/AA/NR	1,064,800

	Eagle Mountain, Utah Special Assessment Area
165,000	5.250%, 05/01/28 Series 2013	NR/AA-/NR	168,807

	Harris County, Texas Sports Refunding Senior Lien
500,000	5.000%, 11/15/30 Series A	A3/BBB/NR	518,535

	Hillsborough County, Florida Capital Improvement Non-Ad Valorem Revenue Bonds
1,000,000	4.000%, 08/01/35	Aa1/AAA/Aa+	1,034,200

	Jacksonville, Florida Special Revenue and Refunding Bonds
1,015,000	5.250%, 10/01/32 Series A	Aa3/AA/AA-	1,049,946

	Matanuska-Susitna Borough, Alaska Lease Revenue Refunding, Goose Creek Correctional Center
1,085,000	5.000%, 09/01/32 Series 2015	A1/A+/A	1,150,252

	Mesquite, Nevada New Special Improvement District
150,000	5.500%, 08/01/25	NR/NR/NR*	150,153

	Midvale, Utah Redevelopment Agency Tax Increment & Sales Tax Revenue Refunding
$ 750,000	5.000%, 05/01/28	NR/AA+/NR	$ 839,235
1,230,000	5.000%, 05/01/31	NR/AA+/AA	1,375,534
1,000,000	5.000%, 05/01/32	NR/AA+/NR	1,098,860

	Murray City, Utah Municipal Building Authority Lease Revenue
380,000	4.000%, 12/01/30 Series 2020	Aa3/NR/NR	407,900
480,000	4.000%, 12/01/31 Series 2020	Aa3/NR/NR	511,085
300,000	4.000%, 12/01/32 Series 2020	Aa3/NR/NR	315,915

	North Davis, Utah Fire District Local Building Authority Lease Revenue
1,065,000	3.000%, 04/01/37 BAMI Insured	A1/AA/NR	958,074

	Old Spanish Trail/Almeda Corridors Redevelopment Authority, Texas Tax Increment Contract Revenue
1,000,000	4.000%, 09/01/35 BAMI Insured	NR/AA/NR	1,040,220

	Orange County, Florida Tourist Development Tax Revenue Refunding
1,000,000	5.000%, 10/01/30	Aa2/AA-/AA	1,063,060

	Saint George Place, Texas Redevelopment Authority Tax Increment Contract
605,000	4.000%, 09/01/30 AGMC Insured	A1/AA/NR	628,486

	Salt Lake City, Utah Local Building Authority Lease Revenue
650,000	4.000%, 10/15/23 Series A	Aa1/NR/AA+	661,551
600,000	5.000%, 04/15/32 Series A	Aa1/NR/NR	658,896
395,000	4.000%, 04/15/32 Series A	Aa1/NR/NR	408,446
425,000	4.000%, 04/15/34 Series A	Aa1/NR/NR	437,431
1,075,000	5.000%, 04/15/35 Series A	Aa1/NR/NR	1,174,481
460,000	4.000%, 04/15/36 Series A	Aa1/NR/NR	466,615

	Salt Lake City, Utah Mosquito Abatement District Local Building Authority Lease Revenue
730,000	5.000%, 02/15/29	Aa3/NR/NR	807,504
810,000	5.000%, 02/15/31	Aa3/NR/NR	896,557

	Salt Lake City, Utah Municipal Building Authority Lease Revenue
975,000	4.000%, 01/15/34	NR/AA+/AA+	1,034,836

	South Jordan, Utah Special Assessment (Daybreak Assessment Area No. 1)
985,000	4.000%, 11/01/27	NR/AA+/NR	1,044,967
1,240,000	4.000%, 11/01/28	NR/AA+/NR	1,309,006
1,070,000	4.000%, 11/01/30	NR/AA+/NR	1,121,938

	South Salt Lake, Utah Redevelopment Agency Excise Tax & Tax Increment Revenue Refunding
1,000,000	4.000%, 11/01/28 Series 2020	NR/AA/NR	1,058,420
1,035,000	4.000%, 11/01/29 Series 2020	NR/AA/NR	1,097,887
1,080,000	4.000%, 11/01/30 Series 2020	NR/AA/NR	1,146,787

	St. Augustine, Florida Capital Improvement Refunding
500,000	5.000%, 10/01/34	Aa3/AA/AA-	519,315

	St. Lucie County, Florida School Board COP Master Lease Program
$ 500,000	5.000%, 07/01/30 Series A	A1/A/A+	$ 514,810

	Tooele County, Utah Municipal Building Authority Lease Revenue Cross-Over
850,000	4.000%, 12/15/28	NR/AA-/NR	909,160
885,000	4.000%, 12/15/29	NR/AA-/NR	939,755
920,000	4.000%, 12/15/30	NR/AA-/NR	972,155

	Unified Utah Fire Service Area Local Building Authority Lease Revenue
1,800,000	4.000%, 04/01/31	Aa2/NR/NR	1,940,292
2,350,000	4.000%, 04/01/32	Aa2/NR/NR	2,433,989
1,875,000	4.000%, 04/01/32	Aa2/NR/NR	2,005,800

	Vineyard Redevelopment Agency, Utah Tax Increment Revenue And Refunding Bonds
350,000	4.000%, 05/01/33 Series 2021 AGMC Insured	NR/AA/NR	368,729

	Wasatch County, Utah Municipal Building Authority Lease Revenue
560,000	4.000%, 12/01/28 Series 2021	NR/AA-/NR	601,317
585,000	4.000%, 12/01/29 Series 2021	NR/AA-/NR	630,665
605,000	4.000%, 12/01/30 Series 2021	NR/AA-/NR	654,090

	Washington County, Utah Municipal Building Authority Lease Revenue
500,000	5.000%, 10/01/32	Aa3/NR/NR	545,375
500,000	5.000%, 10/01/37	Aa3/NR/NR	541,830

	Weber County, Utah Special Assessment Summit Mountain Area
1,525,000	5.500%, 01/15/28	NR/AA/NR	1,555,698
3,950,000	5.750%, 01/15/33	NR/AA/NR	4,029,198

	West Jordan, Utah Municipal Building Authority Lease Revenue
1,000,000	5.000%, 10/01/29	Aa3/NR/NR	1,097,050
1,000,000	5.000%, 10/01/34	Aa3/NR/NR	1,087,400

	West Palm Beach, Florida Community Redevelopment Agency Tax Increment Revenue Refunding
1,500,000	5.250%, 03/01/31	NR/A/AA-	1,628,775

	West Valley City, Utah Municipal Building Authority Lease Revenue Refunding
900,000	4.000%, 02/01/33 AGMC Insured	NR/AA/AA-	924,660
1,000,000	5.000%, 02/01/34 AGMC Insured	NR/AA/AA-	1,077,120
300,000	5.000%, 02/01/34 AGMC Insured	NR/AA/AA-	331,317
1,000,000	5.000%, 02/01/37 AGMC Insured	NR/AA/NR	1,105,960
810,000	4.000%, 02/01/38 AGMC Insured	NR/AA/AA-	816,674

	West Valley City, Utah Redevelopment Agency Revenue Refunding
1,885,000	5.000%, 11/01/36	NR/AA/NR	2,048,279

	Total Local Public Property		66,596,967

	Public Schools (2.7%)

	Alpine, Utah Local Building Authority School District Lease Revenue
$ 985,000	4.000%, 03/15/28	Aa1/NR/NR	$ 1,047,882

	Canyons School District Utah, Local Building Authority Lease
725,000	4.000%, 06/15/33 Series 2021	Aa1/NR/NR	763,875
750,000	4.000%, 06/15/34 Series 2021	Aa1/NR/NR	785,220

	Davis County, Utah Municipal Building Authority Crossover Refunding Lease Revenue
1,085,000	4.000%, 11/01/32 Series 2020	NR/AA/NR	1,153,257

	Grand City, Utah Local Building Authority School District Lease Revenue
1,665,000	5.000%, 12/15/34 AGMC Insured	A1/AA/NR	1,790,175

	Ogden City, Utah Municipal Building Authority School District Lease Revenue
1,125,000	5.000%, 01/15/30	A1/NR/NR	1,245,758
1,315,000	5.000%, 01/15/31	A1/NR/NR	1,365,365
500,000	5.000%, 01/15/32 Series 2018	A1/NR/NR	549,925

	Provo City, Utah Municipal Building Authority School District Lease Revenue
1,500,000	5.000%, 03/15/33 Series 2022	Aa3/NR/NR	1,745,385

	Total Public Schools		10,446,842

	Sales Tax (13.4%)

	Eagle Mountain, Utah Sales Tax Revenue
200,000	5.000%, 02/01/29 Series 2022	NR/AA+/NR	226,874

	Herriman City, Utah Sales & Franchise Tax Revenue Refunding
1,415,000	4.000%, 08/01/25 Series B	NR/AA+/NR	1,446,682
2,135,000	4.000%, 08/01/30 Series B	NR/AA+/NR	2,224,499
1,515,000	5.000%, 08/01/33 Series B	NR/AA+/NR	1,618,974

	Holladay, Utah Sales Tax Revenue
965,000	5.000%, 11/15/29 Series 2022	NR/AA+/NR	1,107,347
1,000,000	5.000%, 11/15/33 Series 2022	NR/AA+/NR	1,151,220
865,000	5.000%, 11/15/37 Series 2022	NR/AA+/NR	985,261

	Lehi, Utah Franchise & Sales Tax Revenue (Broadband Project)
985,000	5.000%, 02/01/27 Series 2021 AGMC Insured	NR/AA/NR	1,094,177
1,000,000	4.000%, 02/01/32 Series 2021 AGMC Insured	NR/AA/NR	1,072,960
1,000,000	4.000%, 02/01/33 Series 2021 AGMC Insured	NR/AA/NR	1,068,690
500,000	4.000%, 02/01/34 Series 2021 AGMC Insured	NR/AA/NR	530,760
500,000	4.000%, 02/01/35 Series 2021 AGMC Insured	NR/AA/NR	525,710

	Lehi, Utah Sales Tax Revenue
1,220,000	4.000%, 06/01/35 Series 2019	NR/AA+/NR	1,274,388
420,000	4.000%, 06/01/36 Series 2019	NR/AA+/NR	429,051

	Mapleton City, Utah Municipal Energy Sales & Sales Tax & Telecommunications Fee
$ 1,085,000	3.000%, 06/15/31 Series 2021	NR/A/NR	$ 1,044,009
780,000	3.000%, 06/15/33 Series 2021	NR/A/NR	727,826
1,255,000	3.000%, 06/15/36 Series 2021	NR/A/NR	1,116,448

	Miami-Dade County, Florida Transit System Sales Surtax Revenue
1,000,000	5.000%, 07/01/34	A1/AA/AA	1,072,190

	Ogden City, Utah Franchise Tax Revenue
1,625,000	3.000%, 01/15/31	NR/AA/NR	1,623,375

	Providence City, Utah Franchise & Sales Tax Revenue
1,270,000	3.000%, 03/01/29 Series 2021	NR/A-/NR	1,273,937

	Reno, Nevada Sales Tax Revenue, First Lien, ReTRAC-Reno Transportation Rail Access Corridor Project
500,000	5.000%, 06/01/26	A3/NR/NR	533,365

	Riverton City, Utah Franchise & Sales Tax Revenue
750,000	4.000%, 06/01/30	NR/AA+/AAA	779,648

	Salt Lake County, Utah Sales Tax Revenue
525,000	5.000%, 02/01/24 Series 2012A	NR/AAA/AAA	526,402
1,655,000	4.000%, 02/01/34 Series B	NR/AAA/AAA	1,723,434

	South Jordan, Utah Redevelopment Agency Subordinated Sales Tax & Tax Increment Revenue
1,000,000	5.000%, 04/01/29	NR/AA/AAA	1,072,190

	Spearfish, South Dakota Sales Tax Revenue
975,000	4.000%, 12/15/29 Series 2022	A1/NR/NR	1,051,167

	Summit County, Utah Transportation Sales Tax Revenue
1,200,000	4.000%, 12/15/28 Series 2018	NR/AA/NR	1,265,364
1,450,000	4.000%, 12/15/29 Series 2018	NR/AA/NR	1,524,081

	Utah County, Utah Excise Tax Revenue Refunding
1,690,000	4.000%, 12/01/36 Series 2020	NR/AA+/NR	1,738,300

	Utah County, Utah Transportation Sales Tax Revenue Refunding
3,315,000	4.000%, 12/01/35 Series 2021	NR/AA-/NR	3,438,981

	Utah Transit Authority Sales Tax Revenue
2,950,000	4.000%, 12/15/34 Series A	Aa2/AA/AA	3,124,817
3,440,000	4.000%, 12/15/37 Series A	Aa2/AA/AA	3,496,141
3,580,000	4.000%, 12/15/38 Series A	Aa2/AA/AA	3,618,915

	Utah Transit Authority Sales Tax Revenue Subordinated
1,000,000	5.000%, 12/15/32	Aa3/AA-/AA	1,112,460

	Utah Transit Authority Sales Tax Revenue Subordinated, Capital Appreciation
3,000,000	zero coupon, 12/15/32	Aa3/AA-/AA	1,996,980

	Watertown, South Dakota Sales Tax Revenue
$ 1,110,000	3.000%, 12/01/34 Series 2021	NR/A/NR	$ 1,044,421
215,000	5.000%, 12/01/23 Series 2022A BAMI Insured	NR/AA/NR	224,589
335,000	5.000%, 12/01/24 Series 2022A BAMI Insured	NR/AA/NR	357,338
350,000	5.000%, 12/01/25 Series 2022A BAMI Insured	NR/AA/NR	380,601

	West Valley City, Utah Sales Tax Revenue Capital Appreciation Bonds, Refunding
3,500,000	zero coupon, 07/15/35	NR/AA+/NR	1,852,690

	Total Sales Tax		52,476,262

	State Agency (3.2%)

	Utah Infrastructure Agency Telecommunications, Franchise & Sales Tax, Cedar Hills Project
1,230,000	4.000%, 10/15/32 Series 2022	NR/A+/NR	1,276,765
905,000	4.000%, 10/15/37 Series 2022	NR/A+/NR	906,593

	Utah Infrastructure Agency Telecommunications & Franchise Tax, Clearfield City
315,000	5.000%, 10/15/25 Series 2020	NR/A+/NR	338,587
335,000	5.000%, 10/15/26 Series 2020	NR/A+/NR	365,904
350,000	5.000%, 10/15/27 Series 2020	NR/A+/NR	386,649

	Utah Infrastructure Agency Telecommunications & Franchise Tax, Layton City
500,000	5.000%, 10/15/30 Series 2018	NR/A+/NR	550,915

	Utah Infrastructure Agency Telecommunications & Franchise Tax, Payson City
485,000	5.000%, 10/01/29 Series 2019	NR/A+/NR	530,643
640,000	4.000%, 10/01/34 Series 2019	NR/A+/NR	652,237

	Utah Infrastructure Agency Telecommunications, Franchise & Sales Tax, Santa Clara Project
1,180,000	4.000%, 10/15/32 Series 2022	NR/A/NR	1,220,132
1,010,000	4.000%, 10/15/37 Series 2022	NR/A/NR	1,006,920

	Utah Infrastructure Agency Telecommunications, Franchise & Sales Tax, Syracuse City Project
1,000,000	4.000%, 10/15/30 Series 2021	NR/AA-/NR	1,073,090

	Utah Infrastructure Agency Telecommunications Revenue & Refunding Bonds
640,000	5.000%, 10/15/22 Series A	NR/NR/BBB-	644,141
750,000	4.000%, 10/15/22 Series A	NR/NR/BBB-	752,798

	Utah State Building Ownership Authority Lease Revenue Refunding State Facilities Master Lease Program
1,000,000	5.000%, 05/15/24	Aa1/AA+/NR	1,056,300
905,000	4.000%, 05/15/29	Aa1/AA+/NR	964,440
940,000	4.000%, 05/15/30	Aa1/AA+/NR	995,065

	Total State Agency		12,721,179

	Transportation (0.9%)

	Alamo, Texas Regional Mobility Authority Vehicle Registration Fee Senior Lien
$ 500,000	5.000%, 06/15/33 Series 2022A	Aa2/NR/AA+	$ 585,780

	Clark County, Nevada Highway Improvement Revenue Indexed Fuel Tax & Subordinate Motor Vehicle Fuel Tax
500,000	5.000%, 07/01/36	Aa3/AA-/NR	547,550

	Pharr, Texas International Toll Bridge System Revenue
1,000,000	4.000%, 08/15/35 Series 2021	A2/A/NR	1,001,360

	Salt Lake County, Utah Excise Tax Road Revenue
1,000,000	4.000%, 08/15/31 Series 2017	NR/AAA/AAA	1,055,190

	Utah Transit Authority Sales Tax & Transportation Revenue
195,000	5.250%, 06/15/32 AGMC Insured	Aa2/AA/AA	229,351

	Total Transportation		3,419,231

	Water and Sewer (11.1%)

	Anacortes, Washington Utility System Improvement and Refunding, Green Bond
1,025,000	4.000%, 12/01/33 Series 2020 BAMI Insured	NR/AA/NR	1,080,483

	Brian Head, Utah Water Revenue Refunding
720,000	3.000%, 04/01/36 Series 2021 AGMC Insured	NR/AA/NR	652,781

	Central Utah Water Conservancy District Refunding
1,785,000	5.000%, 10/01/37 Series 2020D	NR/AA+/AA+	2,024,779
1,000,000	4.000%, 10/01/38 Series 2020D	NR/AA+/AA+	1,012,530

	Central Valley, Utah Water Reclamation Facility, Green Bond
1,215,000	3.000%, 03/01/32 Series 2021B	NR/AA/AA	1,199,339
1,255,000	3.000%, 03/01/33 Series 2021B	NR/AA/AA	1,208,829
1,090,000	3.000%, 03/01/34 Series 2021B	NR/AA/AA	1,041,724
1,330,000	3.000%, 03/01/35 Series 2021B	NR/AA/AA	1,244,694

	Eagle Mountain, Utah Water & Sewer Revenue Refunding
420,000	4.000%, 11/15/24 Series A BAMI Insured	NR/AA/NR	438,430

	El Paso, Texas Water & Sewer Revenue Refunding
1,000,000	4.500%, 03/01/31 Series C	NR/AA+/AA+	1,045,220

	Fairview City, Utah Water & Sewer Revenue Refunding
725,000	4.000%, 06/15/46 Series 2022	NR/BBB/NR	638,283

	Florida State Governmental Utility Authority Refunding Revenue Bonds (Lehigh Utility System)
500,000	5.000%, 10/01/31 Series 2014 AGMC Insured	A1/AA/NR	530,540

	Herriman City, Utah Water Revenue Refunding
450,000	4.000%, 01/01/35 Series 2021 AGMC Insured	NR/AA/NR	473,040

	Hooper, Utah Water Improvement District Revenue Refunding
$ 1,000,000	4.000%, 06/15/34 Series 2019	NR/AA-/NR	$ 1,049,230
220,000	4.000%, 06/15/39 Series 2019	NR/AA-/NR	221,289

	Jordan Valley, Utah Water Conservancy District Revenue
1,000,000	5.000%, 10/01/26 Series B	NR/AA+/AA+	1,110,650
1,000,000	4.000%, 10/01/32 Series B	NR/AA+/AA+	1,049,920
1,145,000	4.000%, 10/01/32 Series 2021A	NR/AA+/AA+	1,230,680

	Jordanelle, Utah Special Service District
283,000	5.800%, 11/15/22	NR/NR/NR*	281,998
299,000	6.000%, 11/15/23	NR/NR/NR*	296,025

	Lakewood, Washington Water District, Pierce County
750,000	4.000%, 12/01/37 Series 2019A AMT	NR/AA/NR	772,358

	Okaloosa County, Florida Water and Sewer Revenue
1,000,000	5.000%, 07/01/30	Aa3/NR/AA+	1,075,480

	Orem, Utah Water, Sewer and Storm Sewer
540,000	4.000%, 07/15/34 Series 2021A	NR/AA+/AAA	576,277

	Park City, Utah Water Revenue Green Bonds
4,000,000	3.000%, 12/15/33 Series 2020	Aa2/AA/NR	3,827,800

	Pleasant Grove City, Utah Storm Water Revenue Refunding
205,000	4.000%, 07/15/27 Series 2020 BAMI Insured	NR/AA/NR	219,918
370,000	4.000%, 07/15/28 Series 2020 BAMI Insured	NR/AA/NR	397,591
485,000	4.000%, 07/15/29 Series 2020 BAMI Insured	NR/AA/NR	523,795
510,000	4.000%, 07/15/30 Series 2020 BAMI Insured	NR/AA/NR	552,631
525,000	4.000%, 07/15/31 Series 2020 BAMI Insured	NR/AA/NR	558,443

	Salt Lake City, Utah Public Utilities Revenue
1,000,000	5.000%, 02/01/32	Aa1/AAA/NR	1,078,410
1,400,000	5.000%, 02/01/33	Aa1/AAA/NR	1,507,296
1,000,000	5.000%, 02/01/35	Aa1/AAA/NR	1,073,820
500,000	4.000%, 02/01/37	Aa1/AAA/NR	511,320
500,000	4.000%, 02/01/38	Aa1/AAA/NR	505,740

	San Jacinto, Texas River Authority Woodlands Waste Disposal
1,000,000	5.000%, 10/01/30 BAMI Insured	NR/AA/NR	1,030,030

	Texas Water Development Board
5,000,000	4.000%, 08/01/35 Series 2021	NR/AAA/AAA	5,184,650

	Utah Water Finance Agency Revenue
950,000	4.000%, 03/01/33	NR/AA/AA+	991,534
1,000,000	4.000%, 03/01/34	NR/AA/AA	1,055,130
1,000,000	5.000%, 03/01/35	NR/AA/AA	1,088,050
1,295,000	5.000%, 03/01/38	NR/AA/AA	1,433,643

	Weber Basin, Utah Water Conservancy District Refunding
915,000	4.000%, 10/01/31 Series A	NR/AA+/AAA	934,590

	West Harris County, Texas Regional Water Authority
$ 815,000	5.000%, 12/15/26 Series A	A1/AA-/A+	$ 884,242

	Total Water and Sewer		43,613,212

	Total Revenue Bonds		319,968,848

	Pre-Refunded Bonds\ Escrowed to Maturity Bonds (5.8%)††

	Pre-Refunded General Obligation Bonds (1.5%)

	City and County (1.2%)

	Henderson, Nevada Refunding Various Purpose
1,000,000	5.000%, 06/01/33 Series B	Aa2/AA+/NR	1,029,800
750,000	5.000%, 06/01/30 Series 2014	Aa2/AA+/NR	792,008
750,000	5.000%, 06/01/35 Series 2014	Aa2/AA+/NR	792,008

	Miami Gardens, Florida
1,000,000	5.000%, 07/01/29	A1/A+/NR	1,057,920

	Reedy Creek, Florida Improvement District
1,000,000	5.250%, 06/01/29 Series A	Aa3/AA-/NR	1,032,500

	Total City and County		4,704,236

	Public Schools (0.3%)

	Leander Independent School District, Texas (Williamson & Travis Counties) Unlimited Tax School Building
2,035,000	zero coupon, 08/15/47 Series 2014 C PSF Guaranteed	NR/NR/NR*	555,311

	Wylie, Texas Independent School District Capital Appreciation
1,000,000	zero coupon, 08/15/32 PSF Guaranteed	Aaa/NR/NR	719,740

	Total Public Schools		1,275,051

	Total Pre-Refunded General Obligation Bonds		5,979,287

	Pre-Refunded\ Escrowed to Maturity Revenue Bonds (4.3%)

	Charter Schools (0.3%)

	Utah State Charter School Finance Authority Legacy Preparatory Academy
140,000	4.000%, 04/15/24 ETM	NR/NR/NR*	145,146
820,000	5.000%, 04/15/29	NR/NR/NR*	874,522

	Total Charter Schools		1,019,668

	Electric (0.2%)

	Wyoming Municipal Power Agency Power Supply System Revenue
$ 665,000	5.000%, 01/01/27 Series A BAMI Insured ETM	NR/NR/NR*	$ 740,936

	Healthcare (0.2%)

	Brevard County, Florida Health Facilities Authority Health First Inc. Project
750,000	5.000%, 04/01/30	A2/A/NR	787,763

	Higher Education (1.0%)

	Florida Higher Education Facilities Authority Revenue, Refunding, Rollins College Project
1,000,000	5.000%, 12/01/37 Series A	A2/NR/NR	1,014,390

	Utah State University Student Building Fee
1,285,000	5.000%, 12/01/29 Series B	NR/AA/NR	1,323,884
1,355,000	5.000%, 12/01/30 Series B	NR/AA/NR	1,396,002

	Total Higher Education		3,734,276

	Sales Tax (1.5%)

	Central Puget Sound, Washington Regional Transit Authority Sales & Use Tax Improvement & Refunding
1,000,000	5.000%, 11/01/31	Aa1/AAA/NR	1,091,370

	Cottonwood Heights, Utah Sales Tax Revenue
2,000,000	5.000%, 07/01/32 Series 2014	NR/AA+/NR	2,117,840

	Riverton City, Utah Franchise & Sales Tax Revenue
1,000,000	5.250%, 12/01/36	NR/AA+/NR	1,032,500

	Utah Transit Authority Sales Tax Revenue
1,560,000	5.000%, 06/15/37 Series A	Aa3/AA-/AA	1,689,059

	Total Sales Tax		5,930,769

	State Agency (0.7%)

	Utah Infrastructure Agency Telecommunications & Franchise Tax
1,000,000	5.000%, 10/15/33	A2/NR/NR	1,040,480
1,630,000	5.250%, 10/15/38	A2/NR/NR	1,701,101

	Total State Agency		2,741,581

	Water and Sewer (0.4%)

	Ogden City, Utah Sewer & Water Revenue Bonds
$ 1,160,000	5.250%, 06/15/30 Series B	Aa3/AA-/NR	$ 1,199,312

	Ogden City, Utah Storm Drain Revenue Bonds
500,000	5.250%, 06/15/28	NR/NR/NR*	516,465

	Total Water and Sewer		1,715,777

	Total Pre-Refunded\ Escrowed to Maturity Revenue Bonds		16,670,770

	Total Pre-Refunded\ Escrowed to Maturity Bonds		22,650,057

	Total Municipal Bonds (cost $401,558,308)		387,456,769

Shares	Short-Term Investment (0.8%)

3,295,842	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 1.32%** (cost $3,295,842)	Aaa-mf/AAAm/NR	3,295,842

	Total Investments (cost $404,854,150-note b)	99.6%	390,752,611
	Other assets less liabilities	0.4	1,619,107
	Net Assets	100.0%	$ 392,371,718

Portfolio Distribution By Quality Rating	Percent of Investments†
Aaa of Moody's or AAA of S&P and Fitch	10.3%
Pre-refunded bonds\ ETM bonds††	5.9
Aa of Moody's or AA of S&P and Fitch	62.2
A of Moody's or S&P and Fitch	15.2
BBB of S&P and Fitch	2.8
Not Rated*	3.6
100.0%

PORTFOLIO ABBREVIATIONS:
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
BAMAC - Build America Mutual Assurance Co.
BAMI - Build America Mutual Insurance
COP - Certificates of Participation
ETM - Escrowed to Maturity
FHA - Federal Housing Administration
NR - Not Rated
PSF- Permanent School Fund

See accompanying notes to financial statements.

*	Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by a NRSRO.

**	The rate is an annualized seven-day yield at period end.

†	Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.

††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date. Escrowed to Maturity bonds are bonds where money has been placed in the escrow account which is used to pay principal and interest through the bond's originally scheduled maturity date. Escrowed to Maturity are shown as ETM. All other securities in the category are pre-refunded.

†††	Security purchased on a delayed delivery or when-issued basis.

Note: 144A – Private placement subject to SEC rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

See accompanying notes to financial statements.

AQUILA TAX-FREE FUND FOR UTAH

NOTES TO FINANCIAL STATEMENTS

June 30, 2022

(unaudited)

(a)	Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b)	At June 30, 2022, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $404,854,150 amounted to $14,101,539, which consisted of aggregate gross unrealized appreciation of $2,501,122 and aggregate gross unrealized depreciation of $16,602,661.

(c)	Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of June 30, 2022:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices- Short-Term Investment	$3,295,842
Level 2 – Other Significant Observable Inputs- Municipal Bonds	387,456,769
Level 3 – Significant Unobservable Inputs	–
Total	$390,752,611
+ See schedule of investments for a detailed listing of securities.